CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Operating expenses:
Research and development	$ 8,492	$ 39,660	$ 37,621	$ 120,334
General and administrative	11,941	16,989	36,681	49,325
Restructuring and impairment charges	46,283	0	71,847	0
Total operating expenses	66,716	56,649	146,149	169,659
Loss from operations	(66,716)	(56,649)	(146,149)	(169,659)
Interest income	2,313	1,276	6,671	1,859
Interest expense	(2,003)	(807)	(3,229)	(1,138)
Other expense, net	(1,026)	(415)	(455)	(1,863)
Loss before income tax benefit	(67,432)	(56,595)	(143,162)	(170,801)
Income tax benefit	0	371	0	1,468
Net loss	(67,432)	(56,224)	(143,162)	(169,333)
Other comprehensive loss:
Foreign currency translation	231	391	(210)	580
Unrealized gain (loss) on available-for-sale securities, net	39	(169)	178	(828)
Net comprehensive loss	$ (67,162)	$ (56,002)	$ (143,194)	$ (169,581)
Net loss per share, diluted (in dollars per share)	$ (0.52)	$ (0.43)	$ (1.10)	$ (1.31)
Net loss per share, basic (in dollars per share)	$ (0.52)	$ (0.43)	$ (1.10)	$ (1.31)
Weighted-average shares used in computing net loss per share, basic (in shares)	130,079,097	129,680,217	130,079,097	129,391,225
Weighted-average shares used in computing net loss per share, diluted (in shares)	130,079,097	129,680,217	130,079,097	129,391,225